GENERAL AND ADMINISTRATIVE EXPENSES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of products and services [line items]
Total selling, general and administrative expense	$ 14,732	$ 12,926
Salaries And Employee Benefits [Member]
Disclosure of products and services [line items]
Total selling, general and administrative expense	5,555	4,042
Professional Fees [Member]
Disclosure of products and services [line items]
Total selling, general and administrative expense	1,845	1,674
Office And Other Expenses [Member]
Disclosure of products and services [line items]
Total selling, general and administrative expense	5,429	4,758
Amortization [Member]
Disclosure of products and services [line items]
Total selling, general and administrative expense	526	446
Share Based Compensation [Member]
Disclosure of products and services [line items]
Total selling, general and administrative expense	$ 1,377	$ 2,006